Summary of Significant Accounting Policies - Schedule of Transferring Control of Goods to Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Transferring Control of Goods To Customers [Abstract]
Balance at April 1,	$ 430,735	$ 518,441
Addition	161,094
Recognized to revenue during the year	(15,545)	(87,706)
Balance at March 31,	$ 576,284	$ 430,735